January 2, 2024

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Municipal Bond Funds, Inc.

-BNY Mellon Municipal Bond Fund
 1933 Act File No.: 2-56878
 1940 Act File No.: 811-02653
 CIK No.: 0000075176

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectuses for the above-referenced fund, that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 81 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 22, 2023.

Please address any comments or questions to my attention at (412) 236-3018.

Sincerely,

/s/ Nicole B. Evoy
Nicole B. Evoy
Associate, Paralegal II